Announcements and subsequent events (Details) $ in Millions, $ in Billions	1 Months Ended
	Jun. 30, 2022 USD ($) year bank	Jun. 30, 2022 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)
Disclosure of associates [line items]
Extension option term	1 year
Unsecured multi-currency RCF
Disclosure of associates [line items]
Borrowings maturity term	5 years
Number of extension options | year	2
Number of banks | bank	13
Notional amount	$ 1.4		$ 1.4
Borrowings, maximum capacity		$ 500		$ 500